UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 8/31/14

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares	Security	Market Value

	COMMON STOCK - 96.47%
	AEROSPACE / DEFENSE - 1.91%
76,450	Lockheed Martin Corp.	$ 13,302,300

	BANKS - 1.81%
394,824	Bank of the Ozarks, Inc.	12,614,627

	CHEMICALS - 10.93%
144,775	Airgas, Inc.	15,980,264
138,147	Ecolab, Inc.	15,862,039
123,157	Monsanto Co.	14,243,107
35,910	NewMarket Corp.	14,611,420
191,630	Valspar Corp.	15,476,039
		76,172,869
	COMMERCIAL SERVICES - 1.83%
120,435	Chemed Corp.	12,719,140

	COMPUTERS - 1.97%
236,967	Jack Henry & Associates, Inc.	13,699,062

	DISTRIBUTION / WHOLESALE - 1.77%
50,112	WW Grainger, Inc.	12,337,574

	DIVERSIFIED FINANCIAL SERVICES - 7.86%
115,233	Ameriprise Financial, Inc.	14,491,702
258,429	Lazard Ltd. - Cl. A	14,125,729
134,906	T Rowe Price Group, Inc.	10,926,712
71,460	Visa, Inc. - Cl. A	15,186,679
		54,730,822
	ELECTRIC - 1.82%
338,675	ITC Holdings Corp.	12,649,511

	HEALTHCARE PRODUCTS - 5.78%
161,942	Baxter International, Inc.	12,142,411
167,323	Covidien PLC	14,528,656
155,971	UnitedHealth Group, Inc.	13,519,566
		40,190,633
	HOUSEHOLD PRODUCTS / WARES - 1.80%
183,515	Church & Dwight Co., Inc.	12,523,064

	INSURANCE - 2.30%
363,023	Amtrust Financial Services, Inc.	15,983,903

	LEISURE TIME - 1.94%
93,133	Polaris Industries, Inc.	13,539,676

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security	Market Value

	MACHINERY-CONSTRUCTION & MINING - 1.68%
106,954	Caterpillar, Inc.	$ 11,665,473

	MACHINERY-DIVERSIFIED - 3.74%
88,471	Cummins, Inc.	12,838,027
163,058	Nordson Corp.	13,217,481
		26,055,508
	MEDIA - 2.02%
257,507	Comcast Corp.	14,059,882

	OIL & GAS - 5.97%
137,065	Helmerich & Payne, Inc.	14,398,678
165,237	Phillips 66	14,378,924
312,527	Suncor Energy, Inc.	12,841,734
		41,619,336
	OIL & GAS SERVICES - 4.32%
80,584	CARBO Ceramics, Inc.	8,670,033
61,746	Core Laboratories NV	9,755,251
135,211	National Oilwell Varco, Inc.	11,686,287
		30,111,571
	PHARMACEUTICALS - 5.46%
194,309	Cardinal Health, Inc.	14,320,573
116,230	Mead Johnson Nutrition Co. - Cl. A.	11,111,588
273,691	Novo Nordisk A/S - ADR	12,578,838
		38,010,999
	PIPELINES - 9.84%
235,352	Enbridge, Inc.	11,732,297
190,766	Genesis Energy LP	10,625,666
302,098	Kinder Morgan, Inc.	12,162,465
237,983	ONEOK, Inc.	16,706,407
348,987	Sunoco Logistics Partners LP	17,267,877
		68,494,712
	REITS - 1.74%
320,945	Omega Healthcare Investors, Inc.	12,089,998

	RETAIL - 12.28%
220,586	Brinker International, Inc.	10,786,655
190,494	Casey's General Stores, Inc.	13,656,515
103,598	Costco Wholesale Corp.	12,543,646
187,188	CVS Caremark Corp.	14,872,087
152,551	Home Depot, Inc.	14,263,519
158,706	Nu Skin Enterprises, Inc.	7,097,332
207,094	TJX Cos, Inc.	12,344,873
		85,564,627

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security		Market Value

	SEMICONDUCTORS - 3.89%
206,226	QUALCOMM, Inc.		$ 15,693,799
269,728	Xlink, Inc.		11,396,008
			27,089,807
	SOFTWARE - 1.73%
197,717	Solera Holdings, Inc.		12,052,828

	TRANSPORTATION - 2.08%
137,851	Union Pacific Corp.		14,511,575

	TOTAL COMMON STOCK		671,789,497
	(Cost - $537,563,098)

	SHORT-TERM INVESTMENT - 3.37%
23,461,515	Federated US Treasury Money Market Fund, 0.01% +		23,461,515
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $23,461,515)

	TOTAL INVESTMENTS - 99.84%
	(Cost - $561,024,613) (a)		$ 695,251,012
	OTHER ASSETS LESS LIABILITIES - 0.16%		1,124,169
	NET ASSETS - 100.00%		$ 696,375,181

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2014.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $559,768,379 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$ 147,666,047
		Unrealized depreciation:	(12,183,414)
		Net unrealized appreciation:	$ 135,482,633

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares	Security	Market Value

	COMMON STOCK - 96.94%
	AEROSPACE / DEFENSE - 2.03%
133,362	Cobham PLC	$ 658,084

	AIRLINES - 1.96%
5,178	Copa Holdings SA - Cl. A	636,791

	APPAREL - 2.96%
16,675	Gildian Activewear, Inc.	958,789

	BANKS - 4.41%
139,611	Siam Commercial Bank	817,260
13,030	Svenska Handelsbanken AB	613,603
		1,430,863
	BEVERAGES - 4.57%
15,700	Coca- Cola Enterprises, Inc.	750,146
6,551	Anheuser-Busch InBev NV	732,702
		1,482,848
	BUILDING MATERIALS - 1.98%
8,485	HeidelbergCement AG	643,993

	CHEMICALS - 4.35%
19,071	Croda International PLC	690,731
12,354	Sasol Ltd.	719,989
		1,410,720
	COMMERCIAL SERVICES - 5.41%
33,679	Babcock International Group PLC	626,818
55,358	Capita PLC	1,128,368
		1,755,186
	COMPUTERS - 2.28%
7,687	Ingenico	740,768

	DISTRIBUTION/WHOLESALE - 1.41%
19,261	GS Retail Co. Ltd.	458,165

	DIVERSIFIED FINANCIAL SERVICES - 2.45%
109,732	Aberdeen Asset Management PLC	793,473

	ENGINEERING & CONSTRUCTION - 2.53%
113,821	Cheung Kong Infrastructure Holdings Ltd.	822,301

	FOOD - 1.70%
9,871	Viscofan SA	552,007

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security	Market Value

	FOREST PRODUCTS & PAPER - 1.70%
32,209	Mondi Ltd.	$ 552,368

	HAND/MACHINE TOOLS - 1.93%
205,744	Techtronic Industries Co.	627,520

	HEALTHCARE PRODUCTS - 4.49%
7,716	Coloplast A/S	643,390
47,060	Smith & Nephew PLC	813,976
		1,457,366
	HOUSEHOLD PRODUCTS / WARES - 2.46%
9,163	Reckitt Benckiser Group PLC	798,974

	INSURANCE - 4.37%
7,127	ACE Ltd.	757,814
88,176	Amlin PLC	659,099
		1,416,913
	LODGING - 4.20%
630,383	Naga Corp Ltd.	491,999
11,956	Whitbread PLC	871,762
		1,363,761
	OIL & GAS - 4.53%
14,012	Canadian Natural Resources Ltd.	603,801
20,997	Suncor Energy, Inc.	864,320
		1,468,121
	OIL & GAS SERVICES - 1.81%
31,464	AMEC PLC	587,489

	PHARMACEUTICALS - 7.26%
16,367	Novo Nordisk A/S	752,571
11,850	Sawai Pharmaceutical Co. Ltd.	676,594
17,581	Teva Pharmaceutical Industries Ltd. - ADR	923,354
		2,352,519
	PIPELINES - 2.19%
14,233	Enbridge, Inc.	711,913

	RETAIL - 4.62%
27,178	Alimentation Couche -Tard, Inc.	817,446
5,781	Next PLC	680,812
		1,498,258
	SEMICONDUCTORS - 2.82%
908	Samsung Electronics Co., Ltd.	914,427

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares	Security	Market Value

	TELECOMMUNICATIONS - 11.98%
134,298	BT Group PLC	$ 863,357
20,751	Freenet AG	557,475
21,089	GN Store Nord A/S	482,223
1,249,558	Jasmine International PLC	250,318
12,746	KDDI Corp.	737,701
28,854	Telenor ASA	665,004
27,051	Vodafone Group PLC	327,155
		3,883,233
	TRANSPORTATION - 4.54%
11,402	Canadian National Railway Co.	821,234
21,187	DSV A/S	652,354
		1,473,588

	TOTAL COMMON STOCK	31,450,438
	(Cost - $30,329,480)

	SHORT-TERM INVESTMENT - 4.30%
1,396,341	Federated Treasury Obligations Fund, 0.01% +	1,396,341
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,396,341)

	TOTAL INVESTMENTS - 101.24%
	(Cost - $31,725,821) (a)	$ 32,846,779
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.24) %	(403,725)
	NET ASSETS - 100.00%	$ 32,443,054

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2014. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,727,328 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 1,749,240
	Unrealized depreciation:	(629,789)
	Net unrealized appreciation:	$ 1,119,451

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 17, 2012 International Dividend Growth Fund began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 671,789,497	$ -	$ -	$ 671,789,497
Short-Term Investment	$ 23,461,515	-	-	$ 23,461,515
Total	$ 695,251,012	$ -	$ -	$ 695,251,012

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,164,440	$ 25,285,998	$ -	$ 31,450,438
Short-Term Investment	$ 1,396,341	-	-	$ 1,396,341
Total	$ 7,560,781	$ 25,285,998	$ -	$ 32,846,779

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date      10/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

10/21/14

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

10/21/14